UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06044

Morgan Stanley Europe Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

1585 Broadway, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
1585 Broadway, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2024

Item 1 - Report to Shareholders

Morgan Stanley
Europe Opportunity Fund, Inc.

Semi-Annual Report

April 30, 2024

Morgan Stanley Europe Opportunity Fund, Inc.

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Performance Summary	6
Consolidated Expense Example	7
Consolidated Portfolio of Investments	9
Consolidated Statement of Assets and Liabilities	12
Consolidated Statement of Operations	13
Consolidated Statements of Changes in Net Assets	14
Notes to Consolidated Financial Statements	15
Consolidated Financial Highlights	30
Liquidity Risk Management Program	34
Important Notices	35
U.S. Customer Privacy Notice	37

Welcome Shareholder,

We are pleased to provide this semi-annual report, in which you will learn how your investment in Morgan Stanley Europe Opportunity Fund, Inc. (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2024

Total Return for the 6 Months Ended April 30, 2024
Class A	Class L	Class I	Class C	MSCI Europe Index[1]
20.89%	20.63%	21.16%	20.41%	19.09%

The performance of Morgan Stanley Europe Opportunity Fund, Inc.'s (the "Fund") four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Please keep in mind that double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

Market Conditions

European equities advanced during the six-month period ended April 30, 2024. Every sector in the MSCI Europe Index (the "Index") posted gains during the period. Information technology, industrials, real estate, financials and consumer discretionary outperformed the Index, while consumer staples, utilities, energy, communication services and health care all underperformed the Index.

Performance Analysis

All share classes of the Fund outperformed the Index for the six months ended April 30, 2024, assuming no deduction of applicable sales charges.

For the six-month reporting period, the Fund outperformed the Index due to favorable stock selection, despite unfavorable sector allocation. The top contributors to relative performance were stock selection in communication services, consumer discretionary and health care. The top detractors from relative performance included stock selection in industrials and consumer staples, as well as an overweight allocation to communication services.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/24
Hermes International SCA	9.6%
Moncler SpA	9.1
Spotify Technology SA	8.0
DSV AS	6.9
Novo Nordisk AS, Class B	5.2
On Holding AG, Class A	4.9
Evolution AB	4.8
London Stock Exchange Group PLC	4.7
Chocoladefabriken Lindt & Spruengli AG	4.7
ASML Holding NV	4.5
TOP FIVE COUNTRIES as of 04/30/24
France	19.3%
Switzerland	15.3
Denmark	12.1
Italy	11.1
United Kingdom	10.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Under normal market conditions, the Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks to achieve the Fund's investment objective by investing primarily in high quality established and emerging companies located in Europe that the investment team believes are undervalued at the time of purchase.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2024
Symbol	Class A Shares* (since 07/28/97) EUGAX		Class L Shares** (since 07/28/97) EUGCX	Class I Shares*** (since 07/28/97) EUGDX	Class C Shares† (since 04/30/15) MSEEX
1 Year	1.70 –3.62[3]	%[2]	1.18 —%[2]	2.04 —%[2]	0.91 –0.09[3]	%[2]
5 Years	7.02[2] 5.87[3]		6.47[2] —	7.38[2] —	6.20[2] 6.20[3]
10 Years	3.33[2] 2.77[3]		2.80[2] —	3.68[2] —	— —
Since Inception	4.90[2] 4.69[3]		4.21[2] —	5.23[2] —	3.36[2] 3.36[3]
Gross Expense Ratio	1.59		2.34	1.33	2.42

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus. Fund's total returns are calculated based on the net asset value as of the last business day of the period.

*  The maximum front-end sales charge for Class A is 5.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase. Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

(1)  The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Consolidated Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/23 – 04/30/24.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Consolidated Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/23	04/30/24	11/01/23 – 04/30/24
Class A
Actual (20.89% return)	$1,000.00	$1,208.90	$6.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$5.92
Class L
Actual (20.63% return)	$1,000.00	$1,206.30	$9.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.41	$8.52
Class I
Actual (21.16% return)	$1,000.00	$1,211.60	$4.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.69	$4.22
Class C
Actual (20.41% return)	$1,000.00	$1,204.10	$10.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.17	$9.77

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.18%, 1.70%, 0.84% and 1.95% for Class A, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period and multiplied by 182/366 (to reflect the one-half year period).

    Refer to Note 3 in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees and expenses that were reimbursed in the current period.

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments  ◼  April 30, 2024 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.5%)
	Denmark (12.1%)
	Air Freight & Logistics
63,495	DSV AS	$9,020,696
	Pharmaceuticals
53,168	Novo Nordisk AS, Class B	6,818,381
	Total Denmark	15,839,077
	France (19.3%)
	Beverages
14,705	Pernod Ricard SA	2,224,016
	Hotels, Restaurants & Leisure
110,722	Accor SA	4,852,467
	Personal Care Products
8,947	L'Oreal SA	4,194,829
	Textiles, Apparel & Luxury Goods
5,261	Hermes International SCA	12,594,783
1,728	LVMH Moet Hennessy Louis Vuitton SE	1,419,441
		14,014,224
	Total France	25,285,536
	Italy (11.1%)
	Beverages
259,647	Davide Campari-Milano NV (a)	2,603,948
	Textiles, Apparel & Luxury Goods
175,655	Moncler SpA	11,958,974
	Total Italy	14,562,922
	Netherlands (8.6%)
	Financial Services
4,506	Adyen NV (b)	5,398,188
	Semiconductors & Semiconductor Equipment
6,753	ASML Holding NV	5,881,949
	Total Netherlands	11,280,137
NUMBER OF SHARES		VALUE
	Poland (2.3%)
	Broadline Retail
364,328	Allegro.eu SA (b)	$3,037,077
	Sweden (5.2%)
	Biotechnology
37,196	Vitrolife AB	555,556
	Hotels, Restaurants & Leisure
56,464	Evolution AB	6,238,433
	Total Sweden	6,793,989
	Switzerland (15.3%)
	Food Products
53	Chocoladefabriken Lindt & Spruengli AG (Registered)	6,116,340
	Health Care Equipment & Supplies
42,115	Straumann Holding AG (Registered)	5,598,665
	Textiles, Apparel & Luxury Goods
14,375	Cie Financiere Richemont SA, Class A (Registered)	1,987,014
200,542	On Holding AG, Class A (a)(b)	6,367,208
		8,354,222
	Total Switzerland	20,069,227
	United Kingdom (10.2%)
	Capital Markets
56,016	London Stock Exchange Group PLC	6,175,208
	Hotels, Restaurants & Leisure
2,286,079	Deliveroo PLC (b)	3,813,853
	Interactive Media & Services
521,586	Rightmove PLC	3,341,176
	Total United Kingdom	13,330,237

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

NUMBER OF SHARES		VALUE
	United States (9.4%)
	Entertainment
37,130	Spotify Technology SA (b)	$10,412,737
	Textiles, Apparel & Luxury Goods
40,752	Birkenstock Holding PLC (a)(b)	1,824,467
	Total United States	12,237,204
	Total Common Stocks (Cost $ 95,135,137)	122,435,406
NUMBER OF SHARES (000)
	Short-Term Investments (7.4%)
	Investment Company (6.0%)
7,816	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 5.16% (See Note 6) (Cost $7,816,463)	7,816,463
	Securities held as Collateral on Loaned Securities (1.4%)
	Investment Company (1.1%)
1,516	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 5.16% (See Note 6)	1,516,392
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.3%)
$125	Citigroup, Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $125,031; fully collateralized by U.S. Government obligations; 0.13% - 4.13% due 3/31/31 - 7/15/32; valued at $127,794)	125,013
PRINCIPAL AMOUNT (000)		VALUE
$223	Merrill Lynch & Co., Inc., (5.31%, dated 4/30/24, due 5/1/24; proceeds $223,032; fully collateralized by a U.S. Government obligation; 0.88% due 6/30/26; valued at $227,460)	$222,999
		348,012
	Total Securities held as Collateral on Loaned Securities (Cost $ 1,864,404)	1,864,404
	Total Short-Term Investments (Cost $ 9,680,867)	9,680,867
Total Investments (Cost $104,816,004) including $8,470,857 of Securities Loaned (c)(d)	100.9%	132,116,273
Liabilities in Excess of Other Assets	(0.9)	(1,149,228)
Net Assets	100.0%	$130,967,045

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  (a)  All or a portion of this security was on loan at April 30, 2024.

  (b)  Non-income producing security.

  (c)  The fair value and percentage of net assets, $103,830,994 and 79.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

  (d)  At April 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $30,073,952 and the aggregate gross unrealized depreciation is $2,773,683, resulting in net unrealized appreciation of $27,300,269.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments  ◼  April 30, 2024 (unaudited) continued

Consolidated Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Textiles, Apparel & Luxury Goods	$36,151,887	27.8%
Hotels, Restaurants & Leisure	14,904,753	11.5
Entertainment	10,412,737	8.0
Air Freight & Logistics	9,020,696	6.9
Investment Company	7,816,463	6.0
Pharmaceuticals	6,818,381	5.2
Capital Markets	6,175,208	4.7
Food Products	6,116,340	4.7
Semiconductors & Semiconductor Equipment	5,881,949	4.5
Health Care Equipment & Supplies	5,598,665	4.3
Financial Services	5,398,188	4.2
Beverages	4,827,964	3.7
Personal Care Products	4,194,829	3.2
Interactive Media & Services	3,341,176	2.6
Broadline Retail	3,037,077	2.3
Biotechnology	555,556	0.4
Total Investments	$130,251,869	100.0	%*

  *  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2024.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities April 30, 2024 (unaudited)

Assets:
Investments in securities, at value (cost $95,483,149) (Including $8,470,857 for securities loaned)	$122,783,418
Investment in affiliate, at value (cost $9,332,855)	9,332,855
Total investments in securities, at value (cost $104,816,004)	132,116,273
Cash (including foreign currency valued at $283,407 with a cost of $286,492)	284,453
Receivable from Distributor	34,128
Receivable for:
Foreign withholding taxes reclaimed	337,669
Dividends receivable	241,976
Dividends from affiliate	36,709
Capital stock sold	30,577
Securities lending income	4,448
Prepaid expenses and other assets	71,132
Total Assets	133,157,365
Liabilities:
Collateral on securities loaned, at value	1,864,404
Payable for:
Advisory fee	92,211
Directors' fees	36,419
Transfer and sub transfer agency fees	26,534
Distribution fee	20,990
Capital stock redeemed	18,764
Administration fee	9,000
Accrued expenses and other payables	121,998
Total Liabilities	2,190,320
Net Assets	$130,967,045
Composition of Net Assets:
Paid-in-Capital	$157,099,723
Total Accumulated Loss	(26,132,678)
Net Assets	$130,967,045
Class A Shares:
Net Assets	$86,974,823
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	3,933,147
Net Asset Value Per Share	$22.11
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$23.34
Class L Shares:
Net Assets	$1,328,623
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	64,745
Net Asset Value Per Share	$20.52
Class I Shares:
Net Assets	$40,946,444
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	1,744,236
Net Asset Value Per Share	$23.48
Class C Shares:
Net Assets	$1,717,155
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	85,841
Net Asset Value Per Share	$20.00

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Statements continued

Consolidated Statement of Operations For the six months ended April 30, 2024 (unaudited)

Net Investment Income: Income
Dividends (net of $90,193 foreign withholding tax)	$642,596
Dividends from affiliates (Note 6)	193,136
Income from securities loaned - net	30,980
Total Income	866,712
Expenses
Advisory fee (Note 3)	591,044
Distribution fee (Class A) (Note 4)	113,041
Distribution fee (Class L) (Note 4)	4,930
Distribution fee (Class C) (Note 4)	9,136
Professional fees	102,050
Administration fee (Note 3)	54,349
Sub transfer agency fees and expenses (Class A)	31,414
Sub transfer agency fees and expenses (Class L)	462
Sub transfer agency fees and expenses (Class I)	20,564
Sub transfer agency fees and expenses (Class C)	1,105
Registration fees	25,413
Shareholder reports and notices	21,093
Transfer agency fees and expenses (Class A) (Note 5)	13,000
Transfer agency fees and expenses (Class L) (Note 5)	1,467
Transfer agency fees and expenses (Class I) (Note 5)	2,281
Transfer agency fees and expenses (Class C) (Note 5)	1,391
Custodian fees (Note 8)	17,467
Directors' fees and expenses	2,093
Other	12,204
Total Expenses	1,024,504
Less: reimbursement of transfer agency and sub transfer agency fees (Note 3)	(132,567)
Less: waiver of Advisory fees (Note 3)	(112,384)
Less: reimbursement of class specific expenses (Class A) (Note 3)	(8,240)
Less: reimbursement of class specific expenses (Class L) (Note 3)	(1,272)
Less: reimbursement of class specific expenses (Class I) (Note 3)	(22,846)
Less: reimbursement of class specific expenses (Class C) (Note 3)	(1,582)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(7,159)
Net Expenses	738,454
Net Investment Income	128,258
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(307,119)
Foreign currency translation	(4,015)
Net Realized Loss	(311,134)
Change in Unrealized Appreciation (Depreciation) on:
Investments	25,290,813
Foreign currency translation	(4,969)
Net Change in Unrealized Appreciation (Depreciation)	25,285,844
Net Gain	24,974,710
Net Increase in Net Assets Resulting from Operations	$25,102,968

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Statements continued

Consolidated Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income (loss)	$128,258	$(114,026)
Net realized loss	(311,134)	(43,290,491)
Net change in unrealized appreciation (depreciation)	25,285,844	62,751,942
Net Increase in Net Assets Resulting from Operations	25,102,968	19,347,425
Net decrease from capital stock transactions	(16,194,474)	(19,547,913)
Net Increase (Decrease)	8,908,494	(200,488)
Net Assets:
Beginning of period	122,058,551	122,259,039
End of Period	$130,967,045	$122,058,551

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Europe Opportunity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund offers Class A shares, Class L shares, Class I shares and Class C shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Europe Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of April 30, 2024, the Subsidiary represented $0 or 0% of the net assets of the Fund.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Sub Transfer Agency and Co-Transfer Agency fees.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Consolidated Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2024:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$8,470,857	(a)	$—	$(8,470,857	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $1,864,404, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of $7,005,453 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

Financial Accounting Standards Board ("FASB") ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2024:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$1,864,404	$—	$—	$—	$1,864,404
Total Borrowings	$1,864,404	$—	$—	$—	$1,864,404
Gross amount of recognized liabilities for securities lending transactions					$1,864,404

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Air Freight & Logistics	$—	$9,020,696	$—	$9,020,696
Beverages	—	4,827,964	—	4,827,964
Biotechnology	—	555,556	—	555,556
Broadline Retail	—	3,037,077	—	3,037,077
Capital Markets	—	6,175,208	—	6,175,208
Entertainment	10,412,737	—	—	10,412,737
Financial Services	—	5,398,188	—	5,398,188
Food Products	—	6,116,340	—	6,116,340
Health Care Equipment & Supplies	—	5,598,665	—	5,598,665
Hotels, Restaurants & Leisure	—	14,904,753	—	14,904,753
Interactive Media & Services	—	3,341,176	—	3,341,176
Personal Care Products	—	4,194,829	—	4,194,829
Pharmaceuticals	—	6,818,381	—	6,818,381
Semiconductors & Semiconductor Equipment	—	5,881,949	—	5,881,949
Textiles, Apparel & Luxury Goods	8,191,675	27,960,212	—	36,151,887
Total Common Stocks	18,604,412	103,830,994	—	122,435,406
Short-Term Investments
Investment Company	9,332,855	—	—	9,332,855
Repurchase Agreements	—	348,012	—	348,012
Total Short-Term Investments	9,332,855	348,012	—	9,680,867
Total Assets	$27,937,267	$104,179,006	$—	$132,116,273

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

3. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets exceeding $3 billion. For the six months ended April 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.69% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.38% for Class A, 1.90% for Class L, 1.05% for Class I and 2.15% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2024, $112,384 of advisory fees were waived and $33,940 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

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Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "reimbursement of transfer agency and sub transfer agency fees" in the Consolidated Statement of Operations.

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year. For the six months ended April 30, 2024, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2024, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $487 and $191, respectively, and received $3,925 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

5. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended April 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees and expenses" in the Consolidated Statement of Operations, amounted to $1,790.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2024, aggregated $25,611,863 and $45,362,101, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, advisory fees paid were reduced by $7,159 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2024 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE OCTOBER 31, 2023	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2024
Liquidity Fund	$6,640,356	$39,407,814	$36,715,315	$193,136	$—	$—	$9,332,855

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2024, included in "Directors' fees and expenses" in the Consolidated Statement of Operations amounted to $863. At April 30, 2024, the Fund had an accrued pension liability of $36,419, which is reflected as "Directors' fees" in the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2024, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

7. Market Risk and Risks Relating to Certain Financial Instruments

At April 30, 2024, investments in securities of issuers in the France, Switzerland and Denmark represented 19.3%, 15.3% and 12.1%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may have exposure to bitcoin indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

9. Capital Stock

Transactions in capital stock, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2024		FOR THE YEAR ENDED OCTOBER 31, 2023
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	16,755	$364,527	157,457	$3,273,668
Redeemed	(488,776)	(10,734,986)	(778,850)	(15,391,851)
Net decrease — Class A	(472,021)	(10,370,459)	(621,393)	(12,118,183)
CLASS L SHARES
Redeemed	(917)	(17,524)	(13,180)	(248,819)
CLASS I SHARES
Sold	394,946	9,359,670	1,103,919	23,376,292
Redeemed	(643,989)	(14,798,179)	(1,514,219)	(29,811,192)
Net decrease — Class I	(249,043)	(5,438,509)	(410,300)	(6,434,900)
CLASS C SHARES
Sold	2,077	41,022	25,533	476,755
Redeemed	(21,213)	(409,004)	(67,398)	(1,222,766)
Net decrease — Class C	(19,136)	(367,982)	(41,865)	(746,011)
Net decrease in Fund	(741,117)	$(16,194,474)	(1,086,738)	$(19,547,913)

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 DISTRIBUTIONS PAID FROM:		2022 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$—	$—	$9,919,743	$10,527,360

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at October 31, 2023.

TOTAL ACCUMULATED LOSS	PAID-IN- CAPITAL
$3,584,585	$(3,584,585)

At October 31, 2023, the Fund had no distributable earnings on a tax basis.

At October 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $11,739,639 and $36,864,079, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Financial Statements  ◼  April 30, 2024 (unaudited) continued

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended April 30, 2024, the Fund did not have any borrowings under the Facility.

12. Other

At April 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 72.9%.

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020(1)		2019(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.29		$15.73		$33.87		$24.65		$19.65		$17.50
Income (loss) from investment operations:
Net investment income (loss)(2)	0.01		(0.03)		(0.14)		(0.29)		(0.08)		0.11
Net realized and unrealized gain (loss)	3.81		2.59		(16.21)		11.77		5.72		2.12
Total income (loss) from investment operations	3.82		2.56		(16.35)		11.48		5.64		2.23
Less distributions from:
Net investment income	—		—		—		—		(0.12)		(0.08)
Net realized gain	—		—		(1.79)		(2.26)		(0.52)		—
Total distributions	—		—		(1.79)		(2.26)		(0.64)		(0.08)
Redemption fees	—		—		—		—		—		0.00	(3)
Net asset value, end of period	$22.11		$18.29		$15.73		$33.87		$24.65		$19.65
Total Return(4)	20.89	%(5)(6)	16.27%		(50.86)%		48.43%		29.48%		12.88%
Ratios to Average Net Assets:
Net expenses	1.18	%(7)(8)(9)(10)	1.37	%(9)(10)	1.38	%(9)(10)	1.38	%(9)(10)	1.37	%(9)(10)	1.38	%(9)(10)
Net expenses excluding interest expenses	N/A		N/A		1.38	%(9)(10)	N/A		N/A		N/A
Net investment income (loss)	0.10	%(7)(8)(9)(10)	(0.17	)%(9)(10)	(0.61	)%(9)(10)	(0.92	)%(9)(10)	(0.38	)%(9)(10)	0.58	%(9)(10)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)
Supplemental Data:
Net assets, end of period, in thousands	$86,975		$80,562		$79,046		$194,355		$116,141		$92,562
Portfolio turnover rate	20	%(6)	29%		17%		22%		85%		13%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  Refer to Note 3 in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Not annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income/loss ratios, would have been as follow for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2024	1.37%	(0.09)%

(8)  Annualized.

(9)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2024	1.56%	(0.28)%
October 31, 2023	1.59	(0.39)
October 31, 2022	1.53	(0.76)
October 31, 2021	1.42	(0.96)
October 31, 2020	1.61	(0.62)
October 31, 2019	1.65	0.31

(10)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(11)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020(1)		2019(1)
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.02		$14.71		$31.96		$23.47		$18.72		$16.68
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.04)		(0.13)		(0.24)		(0.42)		(0.18)		0.02
Net realized and unrealized gain (loss)	3.54		2.44		(15.22)		11.17		5.45		2.02
Total income (loss) from investment operations	3.50		2.31		(15.46)		10.75		5.27		2.04
Less distributions from:
Net investment income	—		—		—		—		(0.00	)(3)	(0.00	)(3)
Net realized gain	—		—		(1.79)		(2.26)		(0.52)		—
Total distributions	—		—		(1.79)		(2.26)		(0.52)		(0.00	)(3)
Redemption fees	—		—		—		—		—		0.00	(3)
Net asset value, end of period	$20.52		$17.02		$14.71		$31.96		$23.47		$18.72
Total Return(4)	20.63	%(5)(6)	15.64%		(51.12)%		47.71%		28.81%		12.24%
Ratios to Average Net Assets:
Net expenses	1.70	%(7)(8)(9)(10)	1.89	%(9)(10)	1.90	%(9)(10)	1.90	%(9)(10)	1.89	%(9)(10)	1.90	%(9)(10)
Net expenses excluding interest expenses	N/A		N/A		1.90	%(9)(10)	N/A		N/A		N/A
Net investment income (loss)	(0.42	)%(7)(8)(9)(10)	(0.69	)%(9)(10)	(1.11	)%(9)(10)	(1.44	)%(9)(10)	(0.88	)%(9)(10)	0.12	%(9)(10)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)
Supplemental Data:
Net assets, end of period, in thousands	$1,329		$1,117		$1,160		$2,777		$2,115		$1,859
Portfolio turnover rate	20	%(6)	29%		17%		22%		85%		13%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Refer to Note 3 in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Not annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income/loss ratios, would have been as follow for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2024	1.89%	(0.61)%

(8)  Annualized.

(9)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2024	2.26%	(0.98)%
October 31, 2023	2.34	(1.14)
October 31, 2022	2.15	(1.36)
October 31, 2021	1.99	(1.53)
October 31, 2020	2.24	(1.23)
October 31, 2019	2.31	(0.29)

(10)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(11)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020(1)		2019(1)
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.38		$16.62		$35.57		$25.71		$20.45		$18.24
Income (loss) from investment operations:
Net investment income (loss)(2)	0.05		0.03		(0.09)		(0.21)		(0.07)		0.18
Net realized and unrealized gain (loss)	4.05		2.73		(17.07)		12.33		6.01		2.20
Total income (loss) from investment operations	4.10		2.76		(17.16)		12.12		5.94		2.38
Less distributions from:
Net investment income	—		—		—		—		(0.16)		(0.17)
Net realized gain	—		—		(1.79)		(2.26)		(0.52)		—
Total distributions	—		—		(1.79)		(2.26)		(0.68)		(0.17)
Redemption fees	—		—		—		—		—		0.00	(3)
Net asset value, end of period	$23.48		$19.38		$16.62		$35.57		$25.71		$20.45
Total Return(4)	21.16	%(5)(6)	16.61%		(50.70)%		48.95%		29.85%		13.28%
Ratios to Average Net Assets:
Net expenses	0.84	%(7)(8)(9)(10)	1.04	%(9)(10)	1.05	%(9)(10)	1.05	%(9)(10)	1.04	%(9)(10)	1.05	%(9)(10)
Net expenses excluding interest expenses	N/A		N/A		1.05	%(9)(10)	N/A		N/A		N/A
Net investment income (loss)	0.44	%(7)(8)(9)(10)	0.16	%(9)(10)	(0.36	)%(9)(10)	(0.62	)%(9)(10)	(0.29	)%(9)(10)	0.98	%(9)(10)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)
Supplemental Data:
Net assets, end of period, in thousands	$40,946		$38,636		$39,940		$192,604		$34,053		$6,374
Portfolio turnover rate	20	%(6)	29%		17%		22%		85%		13%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Refer to Note 3 in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Not annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income/loss ratios, would have been as follow for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2024	1.04%	0.24%

(8)  Annualized.

(9)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2024	1.32%	(0.04)%
October 31, 2023	1.33	(0.13)
October 31, 2022	1.30	(0.61)
October 31, 2021	1.16	(0.73)
October 31, 2020	1.40	(0.65)
October 31, 2019	1.36	0.67

(10)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(11)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2024		2023		2022		2021		2020(1)		2019(1)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.61		$14.39		$31.39		$23.14		$18.58		$16.59
Income (loss) from investment operations:
Net investment loss(2)	(0.07)		(0.17)		(0.29)		(0.51)		(0.24)		(0.06)
Net realized and unrealized gain (loss)	3.46		2.39		(14.92)		11.02		5.40		2.05
Total income (loss) from investment operations	3.39		2.22		(15.21)		10.51		5.16		1.99
Less distributions from:
Net investment income	—		—		—		—		(0.08)		—
Net realized gain	—		—		(1.79)		(2.26)		(0.52)		—
Total distributions	—		—		(1.79)		(2.26)		(0.60)		—
Redemption fees	—		—		—		—		—		0.00	(3)
Net asset value, end of period	$20.00		$16.61		$14.39		$31.39		$23.14		$18.58
Total Return(4)	20.41	%(5)(6)	15.43%		(51.26)%		47.32%		28.42%		12.06%
Ratios to Average Net Assets:
Net expenses	1.95	%(7)(8)(9)(10)	2.14	%(9)(10)	2.15	%(9)(10)	2.15	%(9)(10)	2.14	%(9)(10)	2.15	%(9)(10)
Net expenses excluding interest expenses	N/A		N/A		2.15	%(9)(10)	N/A		N/A		N/A
Net investment loss	(0.67	)%(7)(8)(9)(10)	(0.94	)%(9)(10)	(1.34	)%(9)(10)	(1.72	)%(9)(10)	(1.21	)%(9)(10)	(0.34	)%(9)(10)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)
Supplemental Data:
Net assets, end of period, in thousands	$1,717		$1,743		$2,113		$9,998		$1,559		$520
Portfolio turnover rate	20	%(6)	31%		17%		22%		85%		13%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  Refer to Note 3 in the Notes to Consolidated Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Not annualized.

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income/loss ratios, would have been as follow for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2024	2.14%	(0.86)%

(8)  Annualized.

(9)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2024	2.49%	(1.21)%
October 31, 2023	2.42	(1.22)
October 31, 2022	2.30	(1.49)
October 31, 2021	2.19	(1.76)
October 31, 2020	2.67	(1.74)
October 31, 2019	3.10	(1.29)

(10)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(11)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Europe Opportunity Fund, Inc.

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 13-14, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December 31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Europe Opportunity Fund, Inc.

Important Notices (unaudited)

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policy and Proxy Voting Record

The Board of Directors believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Directors have delegated the responsibility to vote such proxies to the Adviser.

A copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our website at www.morganstanley.com/im. The Fund's proxy voting record is also available without charge on the SEC's website at www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Europe Opportunity Fund, Inc.

Important Notices (unaudited) continued

Tailored Shareholder Reports

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

Morgan Stanley Europe Opportunity Fund, Inc.

U.S. Customer Privacy Notice (unaudited)  February 2024

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates' everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don't share

Morgan Stanley Europe Opportunity Fund, Inc.

U.S. Customer Privacy Notice (unaudited) continued  February 2024

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (See Affiliates definition below.)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)

Morgan Stanley Europe Opportunity Fund, Inc.

U.S. Customer Privacy Notice (unaudited) continued  February 2024

What we do

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include registered investment advisers such as Eaton Vance Management and Calvert Research and Management, registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc., and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the "Investment Management Affiliates"); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Barney LLC and Morgan Stanley & Co. (the, "Morgan Stanley Affiliates").
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

* Please Note: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment management Affiliates and will prevent the investment Management Affiliates from marketing their products to you.

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Richard G. Gould

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

Deidre A. Downes
Chief Compliance Officer

John H. Gernon
President and Principal Executive Officer

Michael J. Key
Vice President

Mary E. Mullin
Secretary and Chief Legal Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
333 W 11th Street
Kansas City, Missouri 64105

Co-Transfer Agent

Eaton Vance Management
One Post Office Square
Suite 1600
Boston, Massachusetts 02109

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103

Adviser and Administrator

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
1585 Broadway
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2024 Morgan Stanley

EUGSAN
6650383 EXP 06.30.25

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 Certification

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SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Europe Opportunity Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2024

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2024

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 20, 2024

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